Investment Objectives and Goals - Beacon Tactical Alternatives Risk ETF	Aug. 19, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section – Beacon Tactical Alternatives Risk ETF
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The primary investment objective of the Beacon Tactical Alternatives Risk ETF (the “Tactical Alternatives Risk Fund”) is to seek to provide long-term capital appreciation.